THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series)
Supplement dated September 21, 2023, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective September 20, 2023, Omar Aguilar became Chief Executive Officer of The Charles Schwab Family of Funds, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Investments, Schwab Strategic Trust and Laudus Trust. Accordingly, the following changes are made to each SAI.
(1)
Under the “MANAGEMENT OF THE FUNDS” section in the “OFFICERS” table: The references to Omar Aguilar and Jonathan de St. Paer are hereby amended, as follows:
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Dec. 2021), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019-present), President (Oct. 2018-present), Chief Operating Officer (Jan. 2021-present) and Chief Executive Officer (Apr. 2019-Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020-Mar. 2022) and Chief Operating Officer (Jan. 2021-Mar. 2022), Charles Schwab Investment Advisory, Inc.; President (Nov. 2018-present), Chief Executive Officer (Apr. 2019-Sept. 2023) and Trustee (Apr. 2019-Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (May 2022-present), Senior Vice President (Apr. 2019-May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014-Mar. 2019), Charles Schwab & Co., Inc.
(2)
In the “PORTFOLIO HOLDINGS DISCLOSURE” section for all series, except Schwab Ariel ESG ETF: The second paragraph is deleted and replaced in its entirety with the following:
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
(3)
Under “The Actual Portfolio” header in the “PORTFOLIO HOLDINGS DISCLOSURE” section for the series, Schwab Ariel ESG ETF only: The second paragraph is deleted and replaced in its entirety with the following:
1

The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG122145-00 (09/23)
00291036